Related Party Disclosures - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Other assets		£ 2,267	£ 2,511
Liabilities		£ 273,161	£ 298,558	£ 287,057
Decrease in RWAs due to transfers	£ 5,500
Dividend paid	668
Banco Santander London Branch [member]
Disclosure of transactions between related parties [line items]
Customer loans	1,400
Other assets	21,500
Liabilities	20,700
Banco Santander London Branch [member] | Derivative Financial Instruments [member]
Disclosure of transactions between related parties [line items]
Other assets	19,700
Liabilities	£ 18,800